Distribution Date:	08/17/26	BANK 2025-BNK51
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-BNK51

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	5
			Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	General Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Adam Singer, Managing Director		adam.singer@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Principal Prepayment Detail	19
			Kathleen Luzik		kluzikncb.coop
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Computershare Trust Company, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Interest Shortfall Detail - Collateral Level	28	Representations Reviewer
Supplemental Notes	29		Attention: BANK 2025-BNK51 - Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541HAA3	4.382000%	17,899,000.00	16,128,030.06	226,079.23	58,894.19	0.00	0.00	284,973.42	15,901,950.83	30.06%	30.00%
A-3	06541HAB1	5.446000%	5,819,000.00	5,819,000.00	0.00	26,408.56	0.00	0.00	26,408.56	5,819,000.00	30.06%	30.00%
A-SB	06541HAC9	5.158000%	23,557,000.00	23,557,000.00	0.00	101,255.84	0.00	0.00	101,255.84	23,557,000.00	30.06%	30.00%
A-4	06541HAD7	5.000000%	140,000,000.00	140,000,000.00	0.00	583,333.33	0.00	0.00	583,333.33	140,000,000.00	30.06%	30.00%
A-5	06541HAE5	5.290000%	505,568,000.00	505,568,000.00	0.00	2,228,712.27	0.00	0.00	2,228,712.27	505,568,000.00	30.06%	30.00%
A-S	06541HAH8	5.544000%	126,196,000.00	126,196,000.00	0.00	583,025.52	0.00	0.00	583,025.52	126,196,000.00	17.28%	17.25%
B	06541HAJ4	5.895000%	42,066,000.00	42,066,000.00	0.00	206,649.22	0.00	0.00	206,649.22	42,066,000.00	13.03%	13.00%
C	06541HAK1	5.946000%	33,405,000.00	33,405,000.00	0.00	165,521.77	0.00	0.00	165,521.77	33,405,000.00	9.64%	9.63%
D	06541HAN5	4.000000%	28,456,000.00	28,456,000.00	0.00	94,853.33	0.00	0.00	94,853.33	28,456,000.00	6.76%	6.75%
E-RR	06541HAQ8	6.337326%	17,321,000.00	17,321,000.00	0.00	91,474.02	0.00	0.00	91,474.02	17,321,000.00	5.01%	5.00%
F-RR	06541HAS4	6.337326%	12,372,000.00	12,372,000.00	0.00	65,337.83	0.00	0.00	65,337.83	12,372,000.00	3.76%	3.75%
G-RR*	06541HAU9	6.337326%	37,117,186.00	37,117,186.00	0.00	196,019.76	0.00	0.00	196,019.76	37,117,186.00	0.00%	0.00%
R	06541HAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	06541HAW5	6.337326%	17,629,601.28	17,598,057.29	4,026.86	92,937.19	0.00	0.00	96,964.05	17,594,030.43	0.00%	0.00%
Regular SubTotal			1,007,405,787.28	1,005,603,273.35	230,106.09	4,494,422.83	0.00	0.00	4,724,528.92	1,005,373,167.26

X-A	06541HAF2	1.130452%	692,843,000.00	691,072,030.06	0.00	651,019.83	0.00	0.00	651,019.83	690,845,950.83
X-B	06541HAG0	0.653522%	201,667,000.00	201,667,000.00	0.00	109,828.10	0.00	0.00	109,828.10	201,667,000.00
X-D	06541HAL9	2.337326%	28,456,000.00	28,456,000.00	0.00	55,425.79	0.00	0.00	55,425.79	28,456,000.00
Notional SubTotal			922,966,000.00	921,195,030.06	0.00	816,273.72	0.00	0.00	816,273.72	920,968,950.83

Deal Distribution Total					230,106.09	5,310,696.55	0.00	0.00	5,540,802.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541HAA3	901.05760434	12.63083021	3.29036203	0.00000000	0.00000000	0.00000000	0.00000000	15.92119225	888.42677412
A-3	06541HAB1	1,000.00000000	0.00000000	4.53833305	0.00000000	0.00000000	0.00000000	0.00000000	4.53833305	1,000.00000000
A-SB	06541HAC9	1,000.00000000	0.00000000	4.29833340	0.00000000	0.00000000	0.00000000	0.00000000	4.29833340	1,000.00000000
A-4	06541HAD7	1,000.00000000	0.00000000	4.16666664	0.00000000	0.00000000	0.00000000	0.00000000	4.16666664	1,000.00000000
A-5	06541HAE5	1,000.00000000	0.00000000	4.40833334	0.00000000	0.00000000	0.00000000	0.00000000	4.40833334	1,000.00000000
A-S	06541HAH8	1,000.00000000	0.00000000	4.62000000	0.00000000	0.00000000	0.00000000	0.00000000	4.62000000	1,000.00000000
B	06541HAJ4	1,000.00000000	0.00000000	4.91249988	0.00000000	0.00000000	0.00000000	0.00000000	4.91249988	1,000.00000000
C	06541HAK1	1,000.00000000	0.00000000	4.95499985	0.00000000	0.00000000	0.00000000	0.00000000	4.95499985	1,000.00000000
D	06541HAN5	1,000.00000000	0.00000000	3.33333322	0.00000000	0.00000000	0.00000000	0.00000000	3.33333322	1,000.00000000
E-RR	06541HAQ8	1,000.00000000	0.00000000	5.28110502	0.00000000	0.00000000	0.00000000	0.00000000	5.28110502	1,000.00000000
F-RR	06541HAS4	1,000.00000000	0.00000000	5.28110491	0.00000000	0.00000000	0.00000000	0.00000000	5.28110491	1,000.00000000
G-RR	06541HAU9	1,000.00000000	0.00000000	5.28110509	0.00000000	0.00577819	0.00000000	0.00000000	5.28110509	1,000.00000000
R	06541HAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	06541HAW5	998.21073719	0.22841470	5.27165581	0.00000000	0.00021668	0.00000000	0.00000000	5.50007050	997.98232249

Notional Certificates
X-A	06541HAF2	997.44390874	0.00000000	0.93963543	0.00000000	0.00000000	0.00000000	0.00000000	0.93963543	997.11760216
X-B	06541HAG0	1,000.00000000	0.00000000	0.54460125	0.00000000	0.00000000	0.00000000	0.00000000	0.54460125	1,000.00000000
X-D	06541HAL9	1,000.00000000	0.00000000	1.94777165	0.00000000	0.00000000	0.00000000	0.00000000	1.94777165	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	58,894.19	0.00	58,894.19	0.00	0.00	0.00	58,894.19	0.00
A-3	07/01/26 - 07/30/26	30	0.00	26,408.56	0.00	26,408.56	0.00	0.00	0.00	26,408.56	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	101,255.84	0.00	101,255.84	0.00	0.00	0.00	101,255.84	0.00
A-4	07/01/26 - 07/30/26	30	0.00	583,333.33	0.00	583,333.33	0.00	0.00	0.00	583,333.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	2,228,712.27	0.00	2,228,712.27	0.00	0.00	0.00	2,228,712.27	0.00
X-A	07/01/26 - 07/30/26	30	0.00	651,019.83	0.00	651,019.83	0.00	0.00	0.00	651,019.83	0.00
X-B	07/01/26 - 07/30/26	30	0.00	109,828.10	0.00	109,828.10	0.00	0.00	0.00	109,828.10	0.00
A-S	07/01/26 - 07/30/26	30	0.00	583,025.52	0.00	583,025.52	0.00	0.00	0.00	583,025.52	0.00
B	07/01/26 - 07/30/26	30	0.00	206,649.22	0.00	206,649.22	0.00	0.00	0.00	206,649.22	0.00
C	07/01/26 - 07/30/26	30	0.00	165,521.77	0.00	165,521.77	0.00	0.00	0.00	165,521.77	0.00
X-D	07/01/26 - 07/30/26	30	0.00	55,425.79	0.00	55,425.79	0.00	0.00	0.00	55,425.79	0.00
D	07/01/26 - 07/30/26	30	0.00	94,853.33	0.00	94,853.33	0.00	0.00	0.00	94,853.33	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	91,474.02	0.00	91,474.02	0.00	0.00	0.00	91,474.02	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	65,337.83	0.00	65,337.83	0.00	0.00	0.00	65,337.83	0.00
G-RR	07/01/26 - 07/30/26	30	213.34	196,019.76	0.00	196,019.76	0.00	0.00	0.00	196,019.76	214.47
RR Interest	07/01/26 - 07/30/26	30	3.80	92,937.19	0.00	92,937.19	0.00	0.00	0.00	92,937.19	3.82
Totals			217.14	5,310,696.55	0.00	5,310,696.55	0.00	0.00	0.00	5,310,696.55	218.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	5,540,802.64
Non-VRR Interest Available Funds	5,443,838.61
VRR Interest Available Funds	96,964.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,335,490.42	Master Servicing Fee	15,026.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,105.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	432.97
ARD Interest	0.00	Operating Advisor Fee	969.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	259.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,335,490.42	Total Fees	24,793.86

Principal		Expenses/Reimbursements
Scheduled Principal	230,106.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	230,106.09	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,310,696.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	230,106.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,540,802.64
Total Funds Collected	5,565,596.51	Total Funds Distributed	5,565,596.50

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,005,603,273.48	1,005,603,273.48	Beginning Certificate Balance	1,005,603,273.35
(-) Scheduled Principal Collections	230,106.09	230,106.09	(-) Principal Distributions	230,106.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,005,373,167.39	1,005,373,167.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,005,603,273.48	1,005,603,273.48	Ending Certificate Balance	1,005,373,167.26
Ending Actual Collateral Balance	1,005,373,167.39	1,005,373,167.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	12	18,135,827.05	1.80%	111	6.0694	1.251633	1.40 or less	37	412,881,115.82	41.07%	111	6.2106	1.073971
2,000,001 to 4,000,000	16	48,625,845.77	4.84%	110	6.0524	3.828418	1.41 to 1.70	8	99,468,428.08	9.89%	111	6.3946	1.536128
4,000,001 to 6,000,000	14	68,212,524.17	6.78%	111	5.9637	2.367533	1.71 to 2.00	4	28,608,246.50	2.85%	111	6.4539	1.951959
6,000,001 to 10,000,000	20	162,814,749.70	16.19%	109	5.9708	2.145077	2.01 to 2.50	9	110,327,557.04	10.97%	111	6.0207	2.350442
10,000,001 to 20,000,000	8	122,055,260.77	12.14%	111	6.1009	2.367900	2.51 to 3.00	9	128,371,420.68	12.77%	111	6.2530	2.775371
20,000,001 to 50,000,000	8	232,438,657.92	23.12%	111	6.1702	2.244054	3.01 to 5.00	12	206,038,948.50	20.49%	111	5.9650	3.441116
50,000,001 to 75,000,000	4	253,090,302.01	25.17%	112	6.3412	2.141321	5.01 to 7.00	1	9,192,955.26	0.91%	109	5.5800	6.900000
75,000,001 or greater	1	100,000,000.00	9.95%	113	6.2760	1.290000	7.01 or greater	3	10,484,495.51	1.04%	111	5.9536	15.363585
Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408	Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	6,500,000.00	0.65%	112	6.0120	2.070000
							Cooperative Housing	42	176,875,024.80	17.59%	109	5.8859	2.318506
Arizona	2	24,850,000.00	2.47%	112	6.5668	1.335191
							Industrial	3	69,920,302.01	6.95%	112	6.3639	1.151947
California	8	91,710,000.00	9.12%	110	5.7900	2.616517
							Lodging	3	79,761,632.62	7.93%	112	6.5880	1.941540
Colorado	1	100,000,000.00	9.95%	113	6.2760	1.290000
							Missing Information/Undefined	3	10,717,779.88	1.07%	110	5.8125	8.468814
Florida	4	129,372,974.70	12.87%	112	6.3735	2.774041
							Mixed Use	2	45,500,000.00	4.53%	109	6.2522	1.937253
Illinois	1	34,388,657.92	3.42%	112	6.4670	2.250000
							Multi-Family	1	12,000,000.00	1.19%	112	6.1100	1.310000
Maryland	1	7,000,000.00	0.70%	110	6.0000	2.470000
							Office	8	178,500,000.00	17.75%	111	6.1046	2.978655
Massachusetts	1	23,500,000.00	2.34%	106	5.8928	2.590000
							Other	1	100,000,000.00	9.95%	113	6.2760	1.290000
Michigan	1	7,000,000.00	0.70%	110	6.2400	1.520000
							Retail	15	309,088,428.08	30.74%	111	6.1820	2.099863
New Jersey	1	12,000,000.00	1.19%	112	6.1100	1.310000
							Self Storage	5	23,010,000.00	2.29%	110	5.8666	2.230174
New York	50	305,092,804.68	30.35%	110	6.0144	2.697958
							Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408
Oklahoma	1	16,750,000.00	1.67%	111	5.9100	1.400000

Tennessee	1	48,500,000.00	4.82%	111	6.0030	3.140000

Texas	2	16,330,000.00	1.62%	112	6.5445	1.599014

Utah	1	28,050,000.00	2.79%	110	6.2000	1.510000

Virginia	4	88,000,000.00	8.75%	110	6.3900	1.130000

Wisconsin	1	3,300,000.00	0.33%	109	6.0200	4.160000

Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.7500% or less	17	151,461,543.33	15.07%	108	5.5938	2.740142	12 months or less	82	981,873,167.39	97.66%	111	6.1680	2.179820
	5.7501% to 6.0000%	17	115,845,778.25	11.52%	110	5.9040	2.088095	13 months to 24 months	1	23,500,000.00	2.34%	106	5.8928	2.590000
	6.0001% to 6.2500%	26	249,874,675.58	24.85%	111	6.1307	2.971735	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.2501% to 6.5000%	18	412,403,250.25	41.02%	112	6.3693	1.666114	Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408
	6.5001 or greater	5	75,787,919.98	7.54%	112	6.6607	1.511806
	Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	117 months or less	83	1,005,373,167.39	100.00%	111	6.1615	2.189408	Interest Only	44	736,358,931.98	73.24%	111	6.1773	2.282451
118 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	27	229,307,548.50	22.81%	111	6.1538	1.881787
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	12	39,706,686.91	3.95%	105	5.9144	2.240451
	Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408	Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		31	440,033,148.76	43.77%	111	6.0925	2.693749			No outstanding loans in this group
	12 months or less	33	503,062,217.70	50.04%	111	6.2431	1.886202
	13 months to 24 months	19	62,277,800.93	6.19%	110	5.9903	1.075126
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	83	1,005,373,167.39	100.00%	111	6.1615	2.189408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30323639	98	Denver	CO	Actual/360	6.276%	540,433.33	0.00	0.00	N/A	01/01/36	--	100,000,000.00	100,000,000.00	08/01/26
2A-1	30323640	OF	New York	NY	Actual/360	6.405%	358,502.08	0.00	0.00	N/A	12/01/35	--	65,000,000.00	65,000,000.00	08/01/26
2A-2	30323641	OF	New York	NY	Actual/360	6.405%	55,154.17	0.00	0.00	N/A	12/01/35	--	10,000,000.00	10,000,000.00	08/01/26
2A-3	30323642	OF	New York	NY	Actual/360	6.405%	55,154.17	0.00	0.00	N/A	12/01/35	--	10,000,000.00	10,000,000.00	08/01/26
2A-4	30323643	OF	New York	NY	Actual/360	6.405%	27,577.08	0.00	0.00	N/A	12/01/35	--	5,000,000.00	5,000,000.00	08/01/26
3A-1	30323647	RT	Burke	VA	Actual/360	6.390%	330,150.00	0.00	0.00	N/A	10/01/35	--	60,000,000.00	60,000,000.00	08/01/26
4A-1	30323648	RT	Ellenton	FL	Actual/360	6.208%	374,204.44	0.00	0.00	N/A	12/01/35	--	70,000,000.00	70,000,000.00	08/01/26
4A-2	30323649	RT	Ellenton	FL	Actual/360	6.208%	74,840.89	0.00	0.00	N/A	12/01/35	--	14,000,000.00	14,000,000.00	08/01/26
6	30323652	OF	Brentwood	TN	Actual/360	6.003%	250,708.63	0.00	0.00	N/A	11/11/35	--	48,500,000.00	48,500,000.00	08/11/26
7A-3-A	30323653	OF	Irvine	CA	Actual/360	5.552%	47,808.89	0.00	0.00	N/A	09/11/35	--	10,000,000.00	10,000,000.00	08/11/26
7A-4-B	30323654	OF	Irvine	CA	Actual/360	5.552%	47,808.89	0.00	0.00	N/A	09/11/35	--	10,000,000.00	10,000,000.00	08/11/26
7A-5	30323655	OF	Irvine	CA	Actual/360	5.552%	95,617.78	0.00	0.00	N/A	09/11/35	--	20,000,000.00	20,000,000.00	08/11/26
8	30323656	LO	Chicago	IL	Actual/360	6.467%	191,738.64	42,179.79	0.00	N/A	12/11/35	--	34,430,837.71	34,388,657.92	08/11/26
9	30323657	RT	St. George	UT	Actual/360	6.200%	149,755.83	0.00	0.00	N/A	10/01/35	--	28,050,000.00	28,050,000.00	08/01/26
10A-2	30323658	RT	New York	NY	Actual/360	5.642%	133,605.69	0.00	0.00	N/A	09/11/35	--	27,500,000.00	27,500,000.00	08/11/26
12A1-C2-A	30323659	MU	Cambridge	MA	Actual/360	5.893%	119,247.96	0.00	0.00	N/A	06/09/35	--	23,500,000.00	23,500,000.00	08/09/26
13	30323660	RT	Morgan Hill	CA	Actual/360	5.956%	115,397.50	0.00	0.00	N/A	12/01/35	--	22,500,000.00	22,500,000.00	08/01/26
14	30323661	MU	Sedona	AZ	Actual/360	6.636%	125,715.33	0.00	0.00	N/A	12/01/35	--	22,000,000.00	22,000,000.00	08/01/26
15	30323662	LO	Titusville	FL	Actual/360	6.709%	112,002.00	13,943.64	0.00	N/A	12/11/35	--	19,386,918.34	19,372,974.70	08/11/26
16	30323663	RT	Lawton	OK	Actual/360	5.910%	85,243.54	0.00	0.00	N/A	11/01/35	--	16,750,000.00	16,750,000.00	08/01/26
17	30323664	RT	Lancaster	CA	Actual/360	6.280%	86,794.83	0.00	0.00	N/A	12/01/35	--	16,050,000.00	16,050,000.00	08/01/26
18	30323665	CH	New York	NY	Actual/360	5.580%	59,554.77	12,047.54	0.00	N/A	11/01/35	--	12,394,333.61	12,382,286.07	08/01/26
19	30323666	MF	Guttenberg	NJ	Actual/360	6.110%	63,136.67	0.00	0.00	N/A	12/01/35	--	12,000,000.00	12,000,000.00	08/01/26
20	30323667	RT	Porter	TX	Actual/360	6.480%	64,170.00	0.00	0.00	N/A	12/01/35	--	11,500,000.00	11,500,000.00	08/01/26
21	30323668	CH	Fresh Meadows	NY	Actual/360	5.580%	44,215.67	9,056.45	0.00	N/A	09/01/35	--	9,202,011.71	9,192,955.26	08/01/26
23	30323669	CH	Bronx	NY	Actual/360	6.030%	41,140.73	6,977.72	0.00	N/A	09/01/35	--	7,923,106.90	7,916,129.18	08/01/26
27	30323670	IN	Rockville	MD	Actual/360	6.000%	36,166.67	0.00	0.00	N/A	10/11/35	--	7,000,000.00	7,000,000.00	08/11/26
			Temperance and
28	30323671	SS		MI	Actual/360	6.240%	37,613.33	0.00	0.00	N/A	10/01/35	--	7,000,000.00	7,000,000.00	08/01/26
			Lamber

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	30323672	RT	Homewood	AL	Actual/360	6.012%	33,650.50	0.00	0.00	N/A	12/01/35	--	6,500,000.00	6,500,000.00	08/01/26
35	30323673	SS	San Leandro	CA	Actual/360	5.593%	25,044.21	0.00	0.00	N/A	10/01/35	--	5,200,000.00	5,200,000.00	08/01/26
37	30323674	CH	Elmhurst	NY	Actual/360	6.390%	27,362.90	3,879.66	0.00	N/A	01/01/36	--	4,972,811.64	4,968,931.98	08/01/26
38	30323675	SS	Yucaipa	CA	Actual/360	5.660%	24,369.44	0.00	0.00	N/A	11/01/35	--	5,000,000.00	5,000,000.00	08/01/26
39	30323676	CH	Hartsdale	NY	Actual/360	5.500%	23,577.32	2,211.19	0.00	N/A	11/01/35	--	4,978,202.49	4,975,991.30	08/01/26
41	30323677	RT	Various	XX	Actual/360	6.210%	26,442.56	6,417.39	0.00	N/A	11/01/35	--	4,944,845.47	4,938,428.08	08/01/26
42	30323678	IN	Katy	TX	Actual/360	6.698%	27,858.10	0.00	0.00	N/A	11/01/35	--	4,830,000.00	4,830,000.00	08/01/26
52	30323679	RT	Wisconsin Rapids	WI	Actual/360	6.020%	17,106.83	0.00	0.00	N/A	09/01/35	--	3,300,000.00	3,300,000.00	08/01/26
55	30323680	SS	Vallejo	CA	Actual/360	5.653%	14,408.87	0.00	0.00	N/A	10/01/35	--	2,960,000.00	2,960,000.00	08/01/26
56	30323681	SS	Phoenix	AZ	Actual/360	6.033%	14,805.99	0.00	0.00	N/A	11/01/35	--	2,850,000.00	2,850,000.00	08/01/26
3A-2	30323682	RT	Burke	VA	Actual/360	6.390%	55,025.00	0.00	0.00	N/A	10/01/35	--	10,000,000.00	10,000,000.00	08/01/26
3A-3	30323683	RT	Burke	VA	Actual/360	6.390%	55,025.00	0.00	0.00	N/A	10/01/35	--	10,000,000.00	10,000,000.00	08/01/26
3A-4	30323684	RT	Burke	VA	Actual/360	6.390%	44,020.00	0.00	0.00	N/A	10/01/35	--	8,000,000.00	8,000,000.00	08/01/26
11	30512831	LO	Largo	FL	Actual/360	6.658%	149,065.22	0.00	0.00	N/A	12/06/35	--	26,000,000.00	26,000,000.00	08/06/26
5	30512844	IN	Various	XX	Actual/360	6.380%	319,393.08	45,762.14	0.00	N/A	12/05/35	--	58,136,064.15	58,090,302.01	08/05/26
22	470146940	CH	NEW YORK	NY	Actual/360	5.630%	43,226.02	8,611.47	0.00	N/A	10/01/35	--	8,916,155.26	8,907,543.79	08/01/26
24	470147490	CH	FOREST HILLS	NY	Actual/360	5.930%	38,036.20	6,593.11	0.00	N/A	12/01/35	--	7,448,747.91	7,442,154.80	08/01/26
25	470145690	CH	OAKDALE	NY	Actual/360	6.030%	38,569.44	6,541.61	0.00	N/A	09/01/35	--	7,427,912.69	7,421,371.08	08/01/26
26	470147200	CH	JAMAICA	NY	Actual/360	5.660%	34,117.22	0.00	0.00	N/A	10/01/35	--	7,000,000.00	7,000,000.00	08/01/26
29	470146730	ZZ	BROOKLYN	NY	Actual/360	5.690%	33,982.44	6,601.24	0.00	N/A	10/01/35	--	6,935,584.25	6,928,983.01	08/01/26
30	470147260	CH	LONG BEACH	NY	Actual/360	6.180%	35,916.45	5,643.23	0.00	N/A	11/01/35	--	6,749,098.61	6,743,455.38	08/01/26
31	470147650	CH	YONKERS	NY	Actual/360	5.570%	31,423.37	6,341.08	0.00	N/A	12/01/35	--	6,551,463.46	6,545,122.38	08/01/26
33	470146760	CH	FOREST HILLS	NY	Actual/360	5.480%	29,350.71	2,799.93	0.00	N/A	10/01/32	--	6,219,834.75	6,217,034.82	08/01/26
34	470147140	CH	BROOKLYN	NY	Actual/360	5.870%	27,077.82	4,847.97	0.00	N/A	11/01/35	--	5,356,936.24	5,352,088.27	08/01/26
36	470146970	CH	JAMAICA	NY	Actual/360	5.640%	25,043.72	4,939.68	0.00	N/A	11/01/35	--	5,156,566.38	5,151,626.70	08/01/26
40	470146860	CH	WHITE PLAINS	NY	Actual/360	5.780%	24,684.01	4,589.99	0.00	N/A	11/01/35	--	4,959,394.56	4,954,804.57	08/01/26
43	470146010	CH	BROOKLYN	NY	Actual/360	6.070%	23,839.48	3,947.20	0.00	N/A	10/01/35	--	4,560,881.87	4,556,934.67	08/01/26
44	470147020	CH	NEW YORK	NY	Actual/360	5.840%	22,630.00	0.00	0.00	N/A	11/01/35	--	4,500,000.00	4,500,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
45	470147220	CH	NEW YORK	NY	Actual/360	6.050%	23,443.75	0.00	0.00	N/A	11/01/35	--	4,500,000.00	4,500,000.00	08/01/26
46	470147860	CH	BRONX	NY	Actual/360	5.830%	21,513.68	1,637.94	0.00	N/A	12/01/35	--	4,285,356.54	4,283,718.60	08/01/26
47	470145200	CH	BRONX	NY	Actual/360	6.170%	20,031.93	1,243.94	0.00	N/A	10/01/35	--	3,770,322.15	3,769,078.21	08/01/26
48	470145060	CH	YONKERS	NY	Actual/360	6.330%	20,256.08	3,028.78	0.00	N/A	09/01/35	--	3,716,143.93	3,713,115.15	08/01/26
49	470146790	CH	FREEPORT	NY	Actual/360	6.520%	20,133.06	994.70	0.00	N/A	09/01/35	--	3,585,939.98	3,584,945.28	08/01/26
50	470147100	CH	NEW YORK	NY	Actual/360	5.530%	16,666.81	0.00	0.00	N/A	12/01/35	--	3,500,000.00	3,500,000.00	08/01/26
51	470147370	CH	BROOKLYN	NY	Actual/360	5.760%	17,289.97	1,385.22	0.00	N/A	11/01/35	--	3,485,880.73	3,484,495.51	08/01/26
53	470147510	CH	BRONX	NY	Actual/360	5.910%	16,285.33	0.00	0.00	N/A	11/01/35	--	3,200,000.00	3,200,000.00	08/01/26
54	470147080	CH	FOREST HILLS	NY	Actual/360	5.980%	16,410.25	1,151.99	0.00	N/A	10/01/35	--	3,186,799.12	3,185,647.13	08/01/26
57	470146240	CH	FLUSHING	NY	Actual/360	6.160%	14,787.18	932.24	0.00	N/A	09/01/35	--	2,787,695.84	2,786,763.60	08/01/26
58	470146830	CH	NEW YORK	NY	Actual/360	5.810%	13,882.79	2,564.13	0.00	N/A	10/01/35	--	2,774,862.89	2,772,298.76	08/01/26
59	470146460	ZZ	NEW YORK	NY	Actual/360	6.050%	13,024.31	0.00	0.00	N/A	09/01/35	--	2,500,000.00	2,500,000.00	08/01/26
60	470146230	CH	NEW YORK	NY	Actual/360	6.110%	12,781.70	2,081.00	0.00	N/A	10/01/35	--	2,429,339.94	2,427,258.94	08/01/26
61	470146670	CH	NEW YORK	NY	Actual/360	6.500%	13,433.33	0.00	0.00	N/A	09/01/35	--	2,400,000.00	2,400,000.00	08/01/26
62	470147340	CH	BRONX	NY	Actual/360	6.460%	12,198.41	619.00	0.00	N/A	11/01/35	--	2,192,862.19	2,192,243.19	08/01/26
63	470147630	CH	BROOKLYN	NY	Actual/360	5.870%	10,039.50	1,784.86	0.00	N/A	12/01/35	--	1,986,163.14	1,984,378.28	08/01/26
64	470146370	CH	BRIARWOOD	NY	Actual/360	6.170%	10,579.57	662.63	0.00	N/A	09/01/35	--	1,991,239.57	1,990,576.94	08/01/26
			Queens Village and
65	470147800	CH		NY	Actual/360	6.200%	9,648.16	1,492.04	0.00	N/A	12/01/35	--	1,807,147.79	1,805,655.75	08/01/26
			Ho
66	470147400	CH	ROCKVILLE CENTRE NY		Actual/360	5.860%	8,796.13	662.37	0.00	N/A	11/01/35	--	1,743,151.07	1,742,488.70	08/01/26
67	470146990	CH	MOUNT VERNON	NY	Actual/360	5.980%	8,754.06	0.00	0.00	N/A	11/01/35	--	1,700,000.00	1,700,000.00	08/01/26
68	470147470	CH	NEW YORK	NY	Actual/360	6.130%	7,866.00	1,253.01	0.00	N/A	12/01/35	--	1,490,165.58	1,488,912.57	08/01/26
69	470147120	CH	MAMARONECK	NY	Actual/360	5.930%	7,630.24	549.89	0.00	N/A	11/01/35	--	1,494,253.52	1,493,703.63	08/01/26
70	470147280	CH	BRONXVILLE	NY	Actual/360	6.060%	7,637.99	1,262.36	0.00	N/A	11/01/35	--	1,463,683.49	1,462,421.13	08/01/26
71	470146810	ZZ	NEW YORK	NY	Actual/360	6.010%	6,675.71	1,126.81	0.00	N/A	11/01/35	--	1,289,923.68	1,288,796.87	08/01/26
72	470146390	CH	RYE	NY	Actual/360	6.390%	6,052.75	0.00	0.00	N/A	09/01/35	--	1,100,000.00	1,100,000.00	08/01/26
73	470146650	CH	NEW YORK	NY	Actual/360	6.210%	5,827.79	916.51	0.00	N/A	09/01/35	--	1,089,815.63	1,088,899.12	08/01/26
74	470146920	CH	MAMARONECK	NY	Actual/360	6.250%	5,332.53	824.64	0.00	N/A	09/01/35	--	990,818.70	989,994.06	08/01/26
Totals							5,335,490.42	230,106.09	0.00				1,005,603,273.48	1,005,373,167.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	6,913,885.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	6,913,885.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	6,913,885.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4	0.00	6,913,885.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	0.00	1,710,769.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	15,567,272.88	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	0.00	15,567,272.88	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-3-A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-4-B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	699,910.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-C2-A	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,645,293.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,717,472.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	0.00	1,710,769.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-3	0.00	1,710,769.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-4	0.00	1,710,769.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,956,888.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,691,543.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	547,391.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	630,032.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	407,020.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	287,946.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	158,512.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	410,403.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	423,681.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	250,378.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	305,620.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	80,071.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	650,696.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	327,621.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	5,651.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	136,913.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	(85,008.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	60,168.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	148,449.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	465,714.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	(5,898.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	240,180.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	292,378.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	185,729.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	144,113.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	266,701.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	102,856.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	50,147.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	140,949.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	281,835.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	96,633.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	80,185.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	134,328.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	126,742.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	87,914.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	34,539.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	178,352.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	78,997.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	153,340,329.75	72,652,730.75				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161536%	6.132907%	111
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161529%	6.132896%	112
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161521%	6.132884%	113
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161514%	6.132874%	114
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161507%	6.132862%	115
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161500%	6.132852%	116
02/18/26	1	7,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161491%	6.132837%	117
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.161484%	6.132827%	118
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		1,005,373,167	1,005,373,167		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,005,373,167	1,005,373,167	0	0	0	0
Jul-26	1,005,603,273	1,005,603,273	0	0	0	0
Jun-26	1,005,878,614	1,005,878,614	0	0	0	0
May-26	1,006,106,065	1,006,106,065	0	0	0	0
Apr-26	1,006,378,849	1,006,378,849	0	0	0	0
Mar-26	1,006,603,673	1,006,603,673	0	0	0	0
Feb-26	1,006,967,198	999,967,198	7,000,000	0	0	0
Jan-26	1,007,188,929	1,007,188,929	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29